SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) - Mer Telemanagement Solutions Ltd [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense		$ 14	$ 21	$ 47	$ 90
Research and Development Expense [Member]
Stock-based compensation expense					1
General and Administrative Expense [Member]
Stock-based compensation expense		$ 14	$ 21	$ 47	$ 89